As filed with the Securities and Exchange Commission on March 1, 2001
                                               Securities Act File No. 333-59745
                                        Investment Company Act File No. 811-8895
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act of 1933         [X]

                         Pre-Effective Amendment No.
                       Post-Effective Amendment No. 8                        [X]

                                     and/or

       Registration Statement Under The Investment Company Act of 1940       [X]

                                Amendment No. 9                              [X]
                        (Check appropriate box or boxes)


                               PILGRIM FUNDS TRUST
                           (FORMERLY ING FUNDS TRUST)
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                             James M. Hennessy, Esq.
                          ING Pilgrim Investments, LLC
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                   ----------

     It is proposed that this filing will become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] on March 1, 2001 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

             [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                 [EQUITY PROSPECTUS INSERTS HERE WHEN RELEASED]

                 [INCOME PROSPECTUS INSERTS HERE WHEN RELEASED]

              [INTERNATIONAL PROSPECTUS INSERTS HERE WHEN RELEASED]

                 [CLASS I PROSPECTUS INSERTS HERE WHEN RELEASED]

AMERICAS
                                                                   PILGRIM FUNDS
PILGRIM FUNDS PROSPECTUS
MARCH 1, 2001
Class A, B & C Shares

                                   STOCK FUNDS

               --------------------------------------------------
                  PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND
                            PILGRIM INTERNET FUND II
                         PILGRIM GLOBAL REAL ESTATE FUND
               --------------------------------------------------


THIS PROSPECTUS HAS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS. ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT JUDGED THEM FOR INVESTMENT MERIT AND DOES NOT GUARANTEE THE ACCURACY OR ADEQUACY OF THE INFORMATION IN THIS PROSPECTUS. ANYONE WHO INFORMS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

                                                              [ING PILGRIM LOGO]

                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----
     FUNDS AT A GLANCE............................................       3
     FUNDS........................................................       4
       Pilgrim National Tax-Exempt Money Market Fund..............       4
       Pilgrim Internet Fund II...................................       5
       Pilgrim Global Real Estate Fund............................       6
     FEES AND EXPENSES............................................       8
     MANAGEMENT OF THE FUNDS......................................      11
     PRICING ALTERNATIVES.........................................      12
     HOW TO PURCHASE SHARES.......................................      16
     HOW TO REDEEM SHARES.........................................      17
     EXCHANGE PRIVILEGE...........................................      19
     PRICING OF SHARES............................................      20
     DIVIDENDS AND DISTRIBUTIONS..................................      21
     TAXES........................................................      21
     MORE INFORMATION ABOUT STRATEGIES AND RISKS..................      23
     FINANCIAL HIGHLIGHTS.........................................      26

                                FUNDS AT A GLANCE

PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND

     INVESTMENT OBJECTIVE. A high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     MAIN INVESTMENTS. A diversified portfolio of high quality, short-term municipal debt securities which are determined by the Sub-Adviser to present minimal credit risks.

     MAIN RISKS. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PILGRIM INTERNET FUND II

     INVESTMENT OBJECTIVE. Long-term capital appreciation.

     MAIN INVESTMENTS. A non-diversified portfolio of U.S. and non-U.S. internet technology companies.

     MAIN RISKS. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

PILGRIM GLOBAL REAL ESTATE FUND

     INVESTMENT OBJECTIVE. High total return.

     MAIN INVESTMENTS. A non-diversified portfolio of equity securities of companies located throughout the world, including the United States, that are principally engaged in the real estate industry.

     MAIN RISKS. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). The Fund will be further subject to risks specifically related to the real estate industry, including changes in the value of real estate and interest rate fluctuations.

                                      FUNDS

PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND

     INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     PRINCIPAL INVESTMENT STRATEGIES. The Fund will operate as a diversified fund and invest at least 80% of its net assets in a portfolio of high-quality, short-term municipal obligations, which are determined by the Sub-Adviser to present minimal credit risks. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. The Fund will not purchase private activity bonds, the interest from which would be a preference item subject to the federal alternative minimum tax. Although the Sub-Adviser has no intention of doing so, the Fund may temporarily invest from time to time up to 20% of its net assets in money market instruments that are subject to federal income tax. For temporary defensive purposes, the Fund may invest up to 100% of its net assets in money market instruments that are subject to federal income tax.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in obligations that have floating and variable rates of interest. The Fund may enter into repurchase agreements.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest only in instruments that at the time of investment are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees). The Sub-Adviser continually monitors diversification of the Fund's assets to ensure that regulatory limits are not exceeded.

     In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Pilgrim National Tax-Exempt Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

PILGRIM INTERNET FUND II

     INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     * PRICE VOLATILITY. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     * MID-SIZED COMPANIES. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     * SMALL COMPANIES. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     * MARKET TRENDS. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     * RISKS OF FOREIGN INVESTING. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the ways securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     * LACK OF DIVERSIFICATION. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     * INDUSTRY CONCENTRATION. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     * INTERNET TECHNOLOGY RISK. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Pilgrim Internet Fund II has not yet commenced operations, there is no performance information included in this Prospectus.

PILGRIM GLOBAL REAL ESTATE FUND

     INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

     PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Advisers will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks and real estate investment trusts of large, mid-sized, and small companies.

     The Sub-Advisers use a disciplined two-step process for constructing the Fund's portfolio.

     * First, the Sub-Advisers select sectors and geographic regions in which to invest, and determine the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

     * Second, the Sub-Advisers use an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and
          (iii) management and strategy.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     * PRICE VOLATILITY. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.
          Equities generally have higher volatility than debt securities. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

     * MID-SIZED COMPANIES. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     * SMALL COMPANIES. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     * MARKET TRENDS. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     * RISKS OF FOREIGN INVESTING. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     * LACK OF DIVERSIFICATION. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     * INDUSTRY CONCENTRATION. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     * REAL ESTATE RISK. Investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

     PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Pilgrim Global Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Funds.

                                                            PILGRIM NATIONAL TAX-EXEMPT MONEY
                                                            ---------------------------------
                                                                       MARKET FUND
                                                            ---------------------------------
                                                            CLASS A      CLASS B      CLASS C
                                                            -------      -------      -------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)...........................    NONE         NONE         NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price).........................    NONE         NONE         NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)..................    NONE         5.00%(1)     1.00%(2)
Redemption Fee............................................    NONE         NONE         NONE
Exchange Fee..............................................    NONE         NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees...........................................    0.40%        0.40%        0.40%
Distribution (12b-1) Fees.................................    0.10%        0.75%        0.75%
Shareholder Servicing Fees................................    0.25%        0.25%        0.25%
Other Expenses (3)........................................    0.50%        0.50%        0.50%
                                                             -----        -----        -----
TOTAL FUND OPERATING EXPENSES.............................    1.25%        1.90%        1.90%
Fee Waiver and/or Reimbursements by Investment Manager....      --%          --%          --%
                                                             -----        -----        -----
NET EXPENSES..............................................    1.25%        1.90%        1.90%
                                                             =====        =====        =====

----------
(1) Imposed on redemptions within 6 years from purchase. The fee has scheduled reductions after the first year.
(2)  Imposed on redemptions within one year from purchase.
(3)  Other expenses are based on estimated amounts for the current fiscal year.

                                                                PILGRIM INTERNET FUND II
                                                            ---------------------------------
                                                            CLASS A      CLASS B      CLASS C
                                                            -------      -------      -------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).....................    5.75%(1)      NONE        NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price).........................    NONE          NONE        NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)..................    NONE(2)       5.00%(3)    1.00%(4)
Redemption Fee............................................    NONE          NONE        NONE
Exchange Fee..............................................    NONE          NONE        NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees...........................................    1.25%        1.25%        1.25%
Distribution (12b-1) Fees.................................    0.10%        0.75%        0.75%
Shareholder Servicing Fees................................    0.25%        0.25%        0.25%
Other Expenses (5)........................................    0.80%        0.80%        0.80%
                                                             -----        -----        -----
TOTAL FUND OPERATING EXPENSES.............................    2.40%        3.05%        3.05%
Fee Waiver and/or Reimbursements by Investment Manager....      --%          --%          --%
                                                             -----        -----        -----
Net Expenses..............................................    2.40%        3.05%        3.05%
                                                             =====        =====        =====

----------
(1)  Reduced for purchases of $50,000 and over.
(2) A CDSL of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales load as part of an investment of $1 million or more.

(3) Imposed on redemptions within 6 years from purchase. The fee has scheduled reductions after the first year.
(4)  Imposed on redemptions within one year from purchase.
(5)  Other expenses are based on estimated amounts for the current fiscal year.

                                                             PILGRIM GLOBAL REAL ESTATE FUND
                                                            ---------------------------------
                                                            CLASS A      CLASS B      CLASS C
                                                            -------      -------      -------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).....................    5.75%(1)      NONE        NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price).........................    NONE          NONE        NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)..................    NONE(2)       5.00%(3)    1.00%(4)
Redemption Fee............................................    NONE          NONE        NONE
Exchange Fee..............................................    NONE          NONE        NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees...........................................    1.00%        1.00%        1.00%
Distribution (12b-1) Fees.................................    0.10%        0.75%        0.75%
Shareholder Servicing Fees................................    0.25%        0.25%        0.25%
Other Expenses (5)........................................    0.80%        0.80%        0.80%
                                                             -----        -----        -----
TOTAL FUND OPERATING EXPENSES.............................    2.15%        2.80%        2.80%
Fee Waiver and/or Reimbursements by Investment Manager....      --%          --%          --%
                                                             -----        -----        -----
Net Expenses                                                  2.15%        2.80%        2.80%
                                                             =====        =====        =====

----------
(1)  Reduced for purchases of $50,000 and over.
(2) A CDSL of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales load as part of an investment of $1 million or more.
(3) Imposed on redemptions within 6 years from purchase. The fee has scheduled reductions after the first year.
(4)  Imposed on redemptions within one year from purchase.
(5)  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     *    you invest $10,000 in the Fund for the time period indicated;

     *    your investment has a 5% return each year; and

     *    you redeem all of your shares at the end of the time period indicated.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                              ------  -------  -------  --------
FUNDS
Pilgrim National Tax-Exempt Money Market Fund
  Class A Shares.............................    127      397      686     1,511
  Class B Shares.............................    693      897    1,226     2,053
  Class C Shares.............................    293      597    1,026     2,222

Pilgrim Internet Fund II
  Class A Shares.............................    804    1,280    1,782     3,154
  Class B Shares.............................    808    1,242    1,801     3,214
  Class C Shares.............................    408      942    1,601     3,365

Pilgrim Global Real Estate Fund
  Class A Shares.............................    781    1,209    1,663     2,915
  Class B Shares.............................    783    1,168    1,679     2,973
  Class C Shares.............................    383      868    1,479     3,128

     You would pay the following expenses if you did not redeem your shares:

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                              ------  -------  -------  --------
FUNDS
Pilgrim National Tax-Exempt Money Market
  Class A Shares.............................    127      397      686     1,511
  Class B Shares.............................    193      597    1,026     2,053
  Class C Shares.............................    193      597    1,026     2,222

Pilgrim Internet Fund II
  Class A Shares.............................    804    1,280    1,782     3,154
  Class B Shares.............................    308      942    1,601     3,214
  Class C Shares.............................    308      942    1,601     3,365

Pilgrim Global Real Estate Fund
  Class A Shares.............................    781    1,209    1,663     2,915
  Class B Shares.............................    283      868    1,479     2,973
  Class C Shares.............................    283      868    1,479     3,128

                             MANAGEMENT OF THE FUNDS

     THE INVESTMENT MANAGER. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of October 31, 2000, the Investment Manager managed over $1.50 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. As of October 31, 2000, the Investment Manager advises or manages 19 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     INVESTMENT MANAGER COMPENSATION. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

     FUND                                                      ADVISORY FEE
     ----                                                      ------------
     Pilgrim National Tax-Exempt Money Market Fund............     0.40%
     Pilgrim Internet Fund II.................................     1.25%
     Pilgrim Global Real Estate Fund..........................     1.00%

     SUB-ADVISERS. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

     FUND                                             SUB-ADVISER
     ----                                             -----------
     Pilgrim National Tax-Exempt
       Money Market Fund..............   Furman Selz Capital Management LLC
     Pilgrim Internet Fund II.........   ING Investment Management Advisors B.V.
     Pilgrim Global Real Estate Fund..   ING Investment Management Advisors B.V.
                                         /CRA Real Estate Securities, L.P.

     ING INVESTMENT MANAGEMENT ADVISORS B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the Pilgrim Internet Fund II, and as co-sub-adviser (with CRA Reak Estate Securities, L.P.) to the Pilgrim Global Real Estate Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $144.4 billion as of December 31, 2000.

     FURMAN SELZ CAPITAL MANAGEMENT LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the Pilgrim National Tax-Exempt Money Market Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of October 31, 2000, were valued at approximately $9.3 billion.

     CRA REAL ESTATE SECURITIES, L.P. CRA Real Estate Securities, L.P. ("CRA") serves as co-sub-adviser to the Pilgrim Global Real Estate Fund. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2000 were valued at approximately 1.7 billion.

     PORTFOLIO MANAGERS. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND. Mr. Robert Schonbrunn and Mr. Alan Segars have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience.

     PILGRIM INTERNET FUND II. Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     PILGRIM GLOBAL REAL ESTATE FUND. Mr. Michael Lipsch heads a team of investment professionals with responsibility for managing the non U.S. securities held by the Fund. Mr. Lipsch has been with IIMA since 1997 and has 10 years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands. With regard to the management of the U.S. securities held by the Fund, Kenneth D. Campbell and T. Ritson Ferguson, CFA share primary responsibility. Mr. Campbell has been with CRA and its predecessors since 1969 and has 19 years of investment experience. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience.

                              PRICING ALTERNATIVES

     The Funds offer a choice of three share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares.

     For example, if you select Class A shares, you generally pay a sales load at the time of purchase. If you buy Class A shares, you will also be subject to a distribution fee of 0.10% and a shareholder servicing fee of 0.25%. You may be eligible for a sales load reduction or waiver.

     If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and a shareholder servicing fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. In addition, you may be subject to a deferred sales load when you sell Class B or Class C shares.

     The Funds' shares are distributed by ING Pilgrim Securities, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING
Barings Furman Selz LLC, ING Barings LLC, Washington Square Securities, PrimeVest Financial Services, Granite Investment Services, Split Rock Financial, Inc., BancWest Investment Services, and Financial Northeastern Securities, Inc.

     The table below summarizes key features of the pricing alternatives available through this Prospectus, except the Pilgrim National Tax-Exempt Money Market Fund does not apply an initial sales load to the purchase of Class A shares.

                             CLASS A                CLASS B               CLASS C
                             -------                -------               -------
Availability           Available directly     Available directly     Available directly
                       from the Funds or      from the Funds or      from the Funds or
                       through authorized     through authorized     through authorized
                       securities dealers     securities dealers     securities dealers
                       or investment          or investment          or investment
                       advisors.              advisors.              advisors.

Initial Sales Load?    Yes. Payable at        No. Entire purchase    No. Entire purchase
                       time of purchase.      price is invested      price is invested
                       Lower sales loads      in shares of the       in shares of the
                       are available for      Fund.                  Fund.
                       larger investments.


Deferred Sales         No. (However, you      Yes. Payable if you    Yes. Payable if you
Load?                  may be charged with    redeem within six      redeem within one
                       respect to purchases   years of purchase.     year of purchase.
                       over $1 million that
                       are redeemed within
                       one or two years.)

Redemption Fee?        No.                    No.                    No.

Maintenance and        0.25% Shareholder      0.25% Shareholder      0.25% Shareholder
Distribution Fees?     Servicing Fee;         Servicing Fee;         Servicing Fee;
                       0.10% Distribution     0.75% Distribution     0.75% Distribution
                       Fee under a Rule       Fee under a Rule       Fee under a Rule
                       12b-1 Plan.            12b-1 Plan.            12b-1 Plan.

Conversion to Class    Not Applicable.        Yes, automatically     No.
A Shares?                                     after eight years.

CLASS A SHARES -- INITIAL SALES LOAD ALTERNATIVE

     If you select Class A shares of the Pilgrim Internet Fund II or the Pilgrim Global Real Estate Fund, you will pay a sales load at the time of purchase according to the following schedules:

                                   STOCK FUNDS

                                                                       DEALER
                                                                    COMPENSATION
                                      SALES LOAD      SALES LOAD      AS A % OF
                                       AS A % OF       AS A % OF      OFFERING
YOUR INVESTMENT                     OFFERING PRICE  YOUR INVESTMENT     PRICE
---------------                     --------------  ---------------     -----
Less than $50,000...................     5.75%            6.10%          5.00%
$50,000 but less than $100,000......     4.50%            4.71%          3.75%
$100,000 but less than $250,000.....     3.50%            3.63%          2.75%
$250,000 but less than $500,000.....     2.50%            2.56%          2.00%
$500,000 but less than $1,000,000...     2.00%            2.04%          1.75%
$1,000,000 and over*................     None             None         See Below

----------
* If you invest $1,000,000 or more in Class A shares, the Distributor normally pays compensation ranging from 0.25% to 1.00% of the purchase price of the shares to the dealer from its own resources at the time of the investment. Although you will not pay an initial sales load, if you redeem your shares within one or two years after purchase (depending on the amount of the purchase), you may be charged a deferred sales load as a percentage of the lesser of the original cost of the shares being redeemed or your redemption proceeds, as follows:

                                                                  PERIOD
                                                               DURING WHICH
     YOUR INVESTMENT                                  CDSL     CDSL APPLIES
     ---------------                                  ----     ------------
     $1,000,000 but less than $2,500,000..........    1.00%       2 years
     $2,500,000 but less than $5,000,000..........    0.50%       1 year
     $5,000,000 and over..........................    0.25%       1 year

     The deferred sales load relating to Class A shares will be reduced or waived in the same circumstances as described for Class B shares below.

     No initial sales load is applied to Class A shares of any Fund that you purchase through the reinvestment of dividends or distributions. No initial sales load is applied to Class A shares of the Pilgrim National Tax-Exempt Money Market Fund.

     A reduced or waived sales load on a purchase of Class A shares may apply for purchases under a "Right of Accumulation" or "Letter of Intent." The Right of Accumulation permits you to pay the sales load that would apply to the cost or value (whichever is higher) of all shares you own in the Pilgrim Funds at the time of your current purchase. A Letter of Intent permits you to pay the sales load that would be applicable if you add up all shares of the Pilgrim Funds that you agree to buy within a 13-month period. Of the Letter of Intent amount, 5% will be held in escrow to cover additional sales charges which may be due if your total investments over the 13 month period are not sufficient to qualify for a sales charge reduction. Certain restrictions apply. With regard to the Class A CDSL, all shares held in the Pilgrim Funds at the time of purchase will be included for purposes of determining the amount of your investment. In order for the sales charge reductions to be effective under these programs, the Transfer Agent must be notified of the reduction request when the purchase order or redemption is placed. Additional information concerning these programs can be obtained from the Funds by calling 1-800-992-0180.

     With regard to Funds that charge an initial sales load, the initial sales load on Class A shares is waived with respect to the following types of investments:

     * Purchases by discretionary advisory accounts of the Investment Manager or any Sub-Adviser.

     * Purchases by any Pilgrim Fund and purchases by officers, directors, trustees and employees of the Pilgrim Funds, the Investment Manager, any Sub-Advisers, the Distributor, any service provider to the Funds or affiliates thereof, including any trust, pension, profit sharing or other benefit plan for such persons.

     * Purchases by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     * Purchases by certain fee-based registered investment advisers, trust companies and bank trust departments, on their own behalf or on behalf of their clients, provided that the aggregate amount invested in the Pilgrim Funds during the 13 month period starting with the first investment equals at least $1 million.

     * Purchases by any charitable organization or any state, county or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares.

     * Purchases paid for with the proceeds of shares redeemed in the prior 90 days from another unaffiliated mutual fund on which an initial sales load or CDSL was subject to or paid. The Pilgrim Fund into which the investment is made must, in the sole discretion of the
          Distributor, have substantially similar investment objectives and investments.

     * Purchases by shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim Fund.

     *    Purchases  by  broker-dealers  using  third party  administrators  for qualified retirement plans who have a sales agreement with the Distributor, subject to certain operational and minimum size requirements specified from time to time by the Funds.

     * Purchases by accounts as to which a bank or broker-dealer charges an account management fee ("wrap accounts").

     Class A shares of the Funds may be purchased at net asset value, without a sales load, by persons who have redeemed their Class A shares of any Pilgrim Fund within the previous 90 days. The amount eligible for this privilege may not exceed the amount of your redemption proceeds and this privilege may only be exercised once in any calendar year. To exercise the privilege, contact the Funds at 1-800-992-0180.

CLASS B SHARES -- DEFERRED SALES LOAD ALTERNATIVE

     If you select Class B shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class B shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying any applicable initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class B shares are sold without an initial sales load, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of sale.

     If you redeem Class B shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

               REDEMPTION DURING SALES LOAD*
               1st year after purchase.............        5%
               2nd year after purchase.............        4%
               3rd year after purchase.............        3%
               4th year after purchase.............        3%
               5th year after purchase.............        2%
               6th year after purchase.............        1%
               Thereafter..........................     NONE

----------
* The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales load.

     The deferred sales load relating to Class B shares will be waived in certain circumstances, such as:

     * Mandatory minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old.

     * Redemptions resulting from shareholder death or permanent disability as long as the waiver request is made within one year of death or permanent disability.

     * Redemptions through the Systematic Withdrawal Plan of up to 12% per year of the account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     To determine whether the Class B CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). In the table above, a "year" is a 12 month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Your Class B shares convert automatically into Class A shares eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for federal income tax purposes.

     If you redeem Class B shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within six years of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-800-992-0180.

CLASS C SHARES -- LEVEL SALES LOAD ALTERNATIVE

     If you select Class C shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying any applicable initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class C shares are sold without an initial sales load, the Distributor normally pays a sales commission of 1.00% of the purchase price of Class C shares to the dealer from its own resources at the time of sale.

     If you redeem Class C shares within one year after purchase, you may be charged a deferred sales load of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales load when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales load relating to Class C shares will be reduced or waived in certain circumstances, such as:

     * Mandatory minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old.

     * Redemptions resulting from shareholder death or permanent disability as long as the waiver request is made within one year of death or permanent disability.

     Class C shares do not offer a conversion privilege.

     If you redeem Class C shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within one year of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-800-992-0180.

                             HOW TO PURCHASE SHARES

     Orders for the purchase of shares of the Funds will be executed at the net asset value per share plus any applicable sales load ("the public offering price") next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     Notwithstanding the foregoing, a purchase order for shares of the Pilgrim National Tax-Exempt Money Market Fund within this Prospectus must generally be received by a specified "cut-off" time to be executed on the same day at the price per share next determined, provided that the Funds' custodian receives federal funds or other immediately available funds by 4 p.m. Eastern time. The cut-off time applicable to the Pilgrim National Tax-Exempt Money Market Fund is 12 noon Eastern time.

     The minimum initial investment in a Fund is $1,000 ($250 for an IRA investment or any qualified plan). Any subsequent investments must be at least $100, including an IRA or qualified plan investment. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Shares of the Funds may be purchased by investors for retirement and non-retirement accounts.

     When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. Cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. Banks will not be accepted. All initial investments may be made using any of the following methods:

By Mail Send your completed and signed application and check payable to ING Funds Trust by regular mail to:

                              Pilgrim Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368

                              Or by express, registered, or certified mail to:
                              Pilgrim Funds
                              c/o DST Systems, Inc.
                              330 W. 9th Street
                              Kansas City, MO 64105

Through an Authorized         Contact  your  broker  or  Investment  Adviser for
Broker or investment          instructions  on  purchasing  shares through their
adviser                       organizations.  These   organizations  may  impose
                              additional   requirements   and  charges  for  the
                              services rendered.

By Wire First contact the Funds at 1-800-336-3436 to obtain a fund account number and reference number for the wire. Then contact your bank and request it to wire federal funds to the applicable Fund. Your bank will normally charge you a fee for handling the transaction. The following wire instructions should be used:

                              State Street Bank and Trust Company
                              ABA 101003621
                              A/C # 751-8315
                              Credit to [insert the ING Fund name]

                              For Account of [insert your ING Fund account number]

                              After wiring funds you must complete the Account Application and send it to:

                              Pilgrim Funds
                              P.O. Box 219368
                              Kansas City, Missouri 64121-9368

     You may purchase additional shares after your account has been established using any of the following methods:

By Mail Send a check payable to Pilgrim Funds Trust, along with a remittance slip from a confirmation statement or with a letter of instructions including your account number and Fund name, to the appropriate address listed above.

Through an Authorized         Contact your broker or investment adviser
Broker or Investment
Adviser

By Wire                       Follow   the   instructions   above  for   initial
                              investments by wire.

Pre-Authorized                This  plan  permits  you  to  purchase Fund shares
Investment Plan               (minimum  of  $100  per  transaction) on a monthly
                              basis  by   transferring   funds  from  your  bank
                              account.  This plan also  permits  you to purchase
                              Fund shares by having your employer automatically transfer a portion of your paycheck to the Funds.
                              In addition, social security recipients may have all or a portion of their social security check transferred automatically to purchase Fund shares.
                              Call the Funds at 1-800-992-0180 to obtain the necessary authorization form. The Funds reserve the right upon 30 days' written notice to make reasonable charges for this service.

     IRA investments made through the Pre-Authorized Investment Plan will be treated as current year contributions only. Prior year contributions through the Pre-Authorized Investment Plan are prohibited. IRA investments cannot exceed Internal Revenue Service stated maximums for investing in a calendar year. It is the account holder's responsibility to ensure that their account(s) are within these maximum investment guidelines.

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except for any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     The Funds will ordinarily send the payment for shares redeemed by check to you, at the address of record, within three business days. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Securities and Exchange Commission. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

By Mail Send your letter of instructions for redemption to the appropriate address. By regular mail to:

                              Pilgrim Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368

                              Or by express, registered or certified mail to:
                              Pilgrim Funds
                              c/o DST Systems, Inc.
                              330 W. 9th Street
                              Kansas City, MO 64105

                              Your letter of  instructions  must include:

                              * the name of the Fund and account number you are redeeming from
                              * your name(s) and address as they appear on your account
                              * the dollar amount or number of shares you wish to redeem
                              *    your  signature(s)  as  it  appears  on  your
                                   account
                              *    a  signature  guarantee,   if  required  (see
                                   below)
                              * additional information may be required for redemptions from IRAs or other retirement plans. Please call the Funds at 1-800-992-0180 for instructions.

                              If you have a pre-designated bank account on file, you may request to have your redemption proceeds wired directly into your bank account. If we do not have bank instructions on your account, or if you would like the proceeds to be sent to another account, a signature guarantee will be required.

By Telephone                  The  telephone  redemption  privilege is available
                              unless you  specifically  decline  this  option on
                              your Account  Application.  To request a telephone
                              redemption,   call   a  Fund   representative   at
                              1-800-992-0180   and  be   prepared  to  give  the
                              representative   your   account   number,   social
                              security number and account registration, the Fund
                              name from which you are redeeming shares,  and the
                              amount to be redeemed.  Your  redemption  proceeds
                              (subject to a minimum of $5,000)  will be wired to
                              your   predesignated    bank   account.    If   no
                              pre-designated  bank  account is on file,  a check
                              (up to a maximum of $100,000) will be sent to your
                              address of  record.  If you did not  complete  the
                              bank   account   information   section   on   your
                              application at the time of your initial  purchase,
                              you may obtain the necessary authorization form by
                              contacting  a Fund's  representative  at the above
                              phone  number.   Telephone   redemptions  will  be
                              suspended  for a period  of 30 days  following  an
                              address change. Your bank may charge you a fee for
                              receiving  a wire  payment  on your  behalf.  This
                              feature  is  not   available   to  IRAs  or  other
                              retirement plans.

Through an Authorized         You  may  redeem  your  shares  by contacting your
Broker or Investment          authorized  broker  or   investment   advisor  and
Adviser                       instructing him or her to redeem your shares. Your
                              representative will then contact the Funds and place a redemption trade on your behalf. These organizations may impose certain restrictions on redemptions and may charge you a fee for the transaction.

By Systematic                 Provided  your  account  has a current value of at
Withdrawal Plan               least   $10,000,   you   may  arrange  to  receive
                              automatic    cash    payments    (minimum    $100)
                              periodically.   You  may  choose   from   monthly,
                              quarterly,  semi-annual or annual  payments.  Call
                              1-800-992-0180   for  more   information   and  an
                              enrollment form.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if the value of your account falls below $1,000 ($250 for IRAs) as a result of redemptions or exchanges. If the account balance remains below the minimum requirement for 30 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     *    redemptions by mail in excess of $50,000;

     * redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     * redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;

     * redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days;

     *    requests to transfer the registration of shares to another owner;

     *    telephone exchange and telephone redemption authorization forms;

     *    changes in previously designated wiring instructions; or

     *    redemptions   or   exchanges   of  shares   previously   reported   as
          lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-800-992-0180.

     TELEPHONE  ORDERS.   The  Funds  and  their  transfer  agent  will  not  be
responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                               EXCHANGE PRIVILEGE

     Except as described below, Class A shares of any Fund may be exchanged for Class A shares of any other Pilgrim Fund which permits exchanges. Any sales load previously paid on the shares being exchanged will be credited toward the sales load payable on the shares being acquired. If a sales load has not been previously paid, then non-money market shares being acquired may charge a sales load.

     Except as described below, Class B shares and Class C shares of a Fund, as well as Class A shares subject to a contingent deferred sales load, may be exchanged, based on the per share net asset values, for the same class of shares of any other Pilgrim Fund, excluding the Class B and Class C shares of the ING Pilgrim Money Market Fund, or Pilgrim Fund which permits exchanges. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.

     Your exchange will be processed at the next determined net asset value (or offering price, if there is a sales load) after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Pilgrim Fund which is authorized for sale in your state of residence. The Funds may limit each account to four exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. The Funds may also, on 60 days' prior notice, impose charges of up to $5 for exchanges. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

By Telephone                  You  are automatically eligible to exchange shares
                              by telephone unless you specifically decline this option on your Account Application. To speak with a service representative, call 1-800-992-0180. Be prepared to provide the representative with the following information:

                              * your account number, social security number and account registration
                              * the name of the Fund from and the Fund into which you wish to make the exchange
                              * the dollar amount or the number of shares you wish to exchange

By Mail Send a letter of instruction to the Funds which includes the following information:

                              * the name of the Fund and the account number you are exchanging from
                              * your name(s), address and social security number
                              * the dollar amount or number of shares you wish to exchange
                              *    the name of the Fund you are exchanging into
                              * your signature(s) as it appears on your account

                              Send your instructions by regular mail to:
                              Pilgrim Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368

                              Or by express, registered or certified mail to:
                              Pilgrim Funds
                              c/o DST Systems, Inc.
                              330 W. 9th Street
                              Kansas City, MO 64105

Systematic Exchange           Provided  your initial account balance is at least
Privilege                     $5,000,  the Systematic Exchange Privilege enables
                              you to invest regularly, in exchange for shares of
                              a Fund,  in shares of other Pilgrim Funds of which
                              you are a shareholder.  The amount designated will
                              be  exchanged   automatically   according  to  the
                              schedule you have selected.  The right to exercise
                              this privilege may be changed or terminated by the
                              Funds  upon  60  days'  prior  notice.   For  more
                              information on this privilege or to obtain a Systematic Exchange Privilege Authorization Form, call the Funds at 1-800-992-0180.

                                PRICING OF SHARES

     The Pilgrim Internet Fund II and the Pilgrim Global Real Estate Fund price their shares based on their net asset value. The Pilgrim Internet Fund II and the Pilgrim Global Real Estate Fund value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Pilgrim Internet Fund II and the Pilgrim Global Real Estate Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the Pilgrim Internet Fund II and the Pilgrim Global Real Estate Fund may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

     The Pilgrim National Tax-Exempt Money Market Fund uses the amortized cost method to value its portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Pilgrim National Tax-Exempt Money Market Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                           DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders all or substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Internet Fund II will declare and pay these dividends annually, the Pilgrim Global Real Estate Fund will declare and pay dividends quarterly, and the Pilgrim National Tax-Exempt Money Market Fund will declare and pay dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

     You may also elect to automatically invest dividends and distributions paid by a Fund in shares of any other Pilgrim Fund of which you are a shareholder. Shares of the other Fund will be purchased at that Fund's then-current net asset value.

     You may also elect to transfer electronically dividends and distributions paid by a Fund to your designated bank account if your financial institution is an Automated Clearing House member. Banks may charge a fee for the service.

     The elections described above may be made either on the Account Application or by calling the Fund at 1-800-992-0180.

                                      TAXES

     ALL FUNDS. Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but may qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable as long-term capital gains, regardless of the length of time you have held your shares.

     Distributions will be treated in the same manner for federal income tax purposes whether you receive them in cash or reinvest them in additional shares of the Fund. In general, distributions by a Fund are taxable to you in the year in which the distributions are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by you on December 31 of the preceding year.

     Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that any Fund will be able to do so.

     A redemption or an exchange of shares is a taxable transaction on which you may realize a gain or loss. Any gain or loss realized upon the sale or other disposition of shares of a Fund generally will be a capital gain or loss which will be long-term or short-term depending on how long you have held the shares. Any loss realized upon a sale or disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions received on such shares.

     Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

     You will be notified annually as to the federal tax status of distributions made by the Funds in which you invest. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of investing in shares of the Funds in your particular circumstances.

     PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND. If the Pilgrim National Tax-Exempt Money Market Fund complies with applicable requirements of the Code, then dividends derived from interest on qualified state and local bonds ("tax-exempt bonds") will constitute exempt-interest dividends and will not be subject to federal income tax. Some portion of the exempt-interest dividends paid by the Fund could be treated as an item of "tax preference" for purposes of the alternative minimum tax. Under the Code, interest on certain types of tax-exempt bonds is designated as an item of tax preference for purposes of the alternative minimum tax on individuals and corporations. Therefore, if the Fund were to invest in such types of bonds, you would be required to treat as an item of tax preference that part of the distributions by the Fund that is derived from interest income on such bonds.

     Entities or persons who are "substantial users" (or persons related thereto), as defined in the Code, of facilities financed by tax-exempt bonds issued for certain private activities should consult their tax advisor before purchasing shares of the Fund.

     You are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends paid by the Fund, on your federal income tax return. Exempt-interest dividends and other distributions paid by the Fund are included in the tax base for determining the taxability of social security or railroad retirement benefits. Interest on debt incurred to purchase or carry shares of the Fund may not be deductible for federal income tax purposes.

                   MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The Funds' principal risks are discussed under the heading "Funds" found earlier in this prospectus. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. These are not the Funds' principal risks. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

     CORPORATE AND MUNICIPAL DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     INITIAL PUBLIC OFFERINGS (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     U.S. GOVERNMENT SECURITIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     CONVERTIBLE SECURITIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

     OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest up to 15% (the ING National Tax-Exempt Money Market Fund may invest up to 10%) of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     MORTGAGE-RELATED SECURITIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     ASSET-BACKED SECURITIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     DERIVATIVES  (ALL FUNDS,  EXCEPT PILGRIM  NATIONAL  TAX-EXEMPT MONEY MARKET
FUND). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

     DOLLAR ROLL TRANSACTIONS (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

     REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     BORROWING (ALL FUNDS). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     REVERSE REPURCHASE AGREEMENTS (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

     INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). The Funds may invest in small and mid capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     NON-DIVERSIFIED INVESTMENT COMPANIES (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     CONCENTRATION (ALL FUNDS,  EXCEPT PILGRIM NATIONAL  TAX-EXEMPT MONEY MARKET
FUND). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES (ALL FUNDS). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     PERCENTAGE INVESTMENT LIMITATIONS (ALL FUNDS). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

     PORTFOLIO TURNOVER (ALL FUNDS, EXCEPT PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

                              FINANCIAL HIGHLIGHTS

     Because the Pilgrim National Tax-Exempt Money Market Fund, Pilgrim Internet Fund II, and Pilgrim Global Real Estate Fund had not commenced operations prior to October 31, 2000, financial highlights are not presented for the Funds.

MANAGER                                    DISTRIBUTOR
  ING Mutual Funds Management Co. LLC        ING Pilgrim Securities, Inc.
  1475 Dunwoody Drive                        7337 East Doubletree Ranch Road
  West Chester, PA 19380-1478                Scottsdale, AZ 85258

SUB-ADVISERS                               U.S. FUNDS CUSTODIAN
  Furman Selz Capital Management LLC         State Street Bank and Trust Company
  230 Park Avenue                            801 Pennsylvania Street
  New York, NY 10169                         Kansas City, MO 64105
  ING Investment Management Advisors B.V.  GLOBAL & INTERNATIONAL
  Schenkkade 65, 2595 AS                   FUNDS CUSTODIAN
  The Hague, The Netherlands                 Brown Brothers Harriman & Co.
  CRA Real Estate Securities, L.P.           40 Water Street
  259 Randnor-Chester Road                   Boston, MA 02109
  Radnor, PA  19087                        TRANSFER AGENT
                                             DST Systems, Inc.
                                             P.O. Box 219368
                                             Kansas City, MO 64121-9368
                                           INDEPENDENT AUDITORS
                                             Ernst & Young LLP
                                             787 Seventh Avenue
                                             New York, NY 10019

Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated March 1, 2001, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-800-992-0180.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV.

Investment Company Act File No. 811-08895

EQPROS110100-110100

                      [PFT SAI INSERTS HERE WHEN RELEASED]

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  (1)  Declaration of Trust (1)
     (2) Certificate of Amendment

(b)  By-Laws of Registrant (1)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

(d) (1) Management Agreement between Registrant and ING Mutual Funds Management Co. LLC (the "Manager") (8)
     (2) Sub-Advisory Agreement between the Manager and Baring Asset Management, Inc. (8)
     (3) Sub-Advisory Agreement between the Manager and Baring International Investment Limited (8)
     (4)  Sub-Advisory Agreement between the Manager and Baring Asset Management
          (Asia) Limited (8)
     (5) Sub-Advisory Agreement between the Manager and ING Investment Management Advisors B.V. (8)
     (6) Sub-Advisory Agreement between the Manager and ING Investment Management LLC (8)
     (7) Sub-Advisory Agreement between the Manager and Furman Selz Capital Management LLC (8)
     (8) Sub-Advisory Agreement between the Manager and Furman Selz Capital Management LLC on behalf of Delta Asset Management (8)
     (9) Sub-Advisory Agreement between the Manager and CRA Real Estate Securities, L.P. (8)
     (10) First Amendment to Sub-Advisory Agreement between the Manager and ING Investment Management Advisors B.V. (8)

(e) (1) Form of Underwriting between Registrant and ING Pilgrim Securities, Inc. (8)
     (2)  Form of Financial Institution Selling Group Agreement (8)
     (3)  Form of Selling Group Agreement (8)

(f)  None

(g) (1) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company, with respect to the Registrants U.S. Funds (8)
     (2) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co., with respect to the Registrants Global and International Funds (8)
     (3) Form of Amendment to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (8)
     (4) Form of Appendix A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (8)
     (5) Form of Appendix B to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (8)
     (6) Form of Appendix C to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (8)

(h)  (1)  Form of Service Agreement (8)
     (2) Fund Services Agreement between Registrant and ING Fund Services Co. LLC (2)
     (3) Form of Recordkeeping Agreement with State Street Bank and Trust Company (8)
     (4)  Amended and Restated Shareholder Servicing Plan (8)
     (5)  Form of Administration Agreement (8)
     (6)  Form of Expense Limitation Agreement

(i)  None

(j)  Consent of Ernst & Young LLP

(k) (1) Annual Report containing the audited financial statements for the period ended October 31, 1999(5)
     (2) Semi-Annual Reports containing the unaudited financial statements for the period ended April 30, 2000. (6)

(l)  Purchase Agreement (2)

(m) (1) Rule l2b-l Distribution Plan and Agreement with respect to Class A Shares (8)
     (2) Rule l2b-l Distribution Plan and Agreement with respect to Class B, Class C and Class X Shares (8)

(n)  Amended and Restated Rule 18f-3 Plan (8)

(p)  (1)  Code of Ethics of ING Funds Trust (4)
     (2)  Code of Ethics of ING Mutual Funds Management Co. LLC (8)
     (3)  Code of Ethics of Baring Asset Management, Inc.(8)
     (4)  Code of Ethics of Baring International Investment Limited (8)
     (5)  Code of Ethics of Baring Asset Management (Asia) Limited (8)
     (6)  Code of Ethics of Clarion CRA Securities, L.P. (8)
     (7)  Code of Ethics of ING Furman Selz Asset Management (8)
     (8)  Code of Ethics of ING Investment Management LLC (8)
     (9)  Code of Ethics of ING Investment Management Advisors B.V. (8)

----------
(1) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998, accession number 0000950123-98-009276.
(2) Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999, accession number 0000893220-99-000467.
(3) Filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed electronically on November 30, 1999, accession number 0000893220-99-001327.
(4) Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed electronically on February 28, 2000, accession number 0000893220-00-000227.
(5) Previously filed in Registrant's N-30D on December 29, 1999, accession number 0000893220-99-001408.
(6) Previously filed in Registrant's N-30D's on July 7, 2000, accession numbers 0001066602-00-000017, 0001066602-00-000018 and 0001066602-00-000019.
(7) Filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed electronically on September 7, 2000, accession number 0000893220-00-001054.
(8) Filed as an exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000, accession number 0000893220-00-001228.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     None.

ITEM 25. INDEMNIFICATION.

     Article X of the Registrant's Declaration of Trust provides the following:

     SECTION 10.1 LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

     SECTION 10.2 INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii)  in  the  event  of  a  settlement,   unless  there  has  been  a
determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A) by the court or other body approving the settlement;

               (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

     Article IX of the Registrant's By-Laws provides the following:

     The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

     The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Reference is made to Article IX of Registrants By-Laws and paragraph 1.11 of the Distribution Agreement.

     The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     Section 12 of the  Management  Agreement  between  Registrant  and Manager,
Section 8 of the Sub-Advisory Agreements and Section 1.11 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     ING Mutual Funds Management Co. LLC is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING Group"). The principal place of business address of the Manager is 1475 Dunwoody Drive, West Chester, PA 19380. The directors and executive officers of the Manager and such executive officers' positions during the past two years are as follows:

     Alexander H. Rinnooy-Kan, Director of the Manager. Member of Executive Board of ING Groep N.V. since September 1996.

     Glenn Hilliard, Director of the Manager. Chairman and Chief Executive Officer of ING North America Insurance, January 1993 to present.

     Frederick S. Hubbell, Director of the Manager. Chairman, Executive Committee of ING Americas and ING Asia Pacific, January 2000 to present and Chairman of the Executive Committee of ING Financial Services International, February 1999 to present. General Manager of ING Financial Services International North America and President and Chief Executive Officer - US Retail Financial Services, October 1997 to February 1999.

     Donald E. Brostrom, Executive Vice President and Chief Operating Officer of the Manager. Manager of Furman Selz LLC, February 1986 to September 1998.

     Louis S. Citron, Senior Vice President and General Counsel of the Manager. Attorney with Kramer, Levin, Naftalis & Frankel, September 1994 to July 1998.

     Alan G. Holden, Senior Vice President and Chief Marketing Officer of the Manager. Marketing Director of Oppenheimer Funds, Inc., October 1992 to August 1998.

     Jay Peters, Senior Vice President and Chief Technology Officer of the Manager. Manager of Information Technology at Furman Selz LLC, prior to September 1998.

     Alan Lordi, Senior Vice President of the Manager. Vice President and Portfolio Manager of Sefton Capital Management from January 1997 to July 1999.

     Peter J. DeMarco, Senior Vice President of the Manager. Executive Vice President, Reich & Tang Funds October 1995 to November 1999.

     James W. MacCune, Vice President of the Manager. Manager of Mutual Fund Operations at Furman Selz LLC from May 1998 to September 1998. Manager of Mutual Fund Relations at Lazard Freres & Co. LLS from October 1996 to May 1998.

     Ralph G. Norton, III, Vice President of the Manger. Managing Editor, Standard & Poor's from December 1996 to March 1999.

     Cynthia M. Schaus, Vice President of Corporate Communication and Strategy of the Manager. Assistant Vice President of ING FSI North America, US Retail Financial Services, October 1997 to March 1999.

     Stuart H. Quillman, Vice President of Marketing of the Manager. Manager, Corporate Communications at Pilgrim, Baxter & Associates, October 1997 to October 1998.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Equity Trust, Pilgrim Investment Funds, Inc., Pilgrim Advisory Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Mutual Funds, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim Global Technology Fund, Inc., Pilgrim GNMA Income Fund, Inc., Pilgrim Precious Metals Fund, Inc., Pilgrim Growth and Income Fund, Inc., Pilgrim International Fund, Inc., Pilgrim Silver Fund, Inc., Pilgrim SmallCap Asia Growth Fund, Inc., Pilgrim Russia Fund, Inc., Pilgrim Worldwide Emerging Markets Fund, Inc., and Lexington Money Market Trust.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities and Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

     (1) Pilgrim Funds Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 records relating to the Trust)

     (2) ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of the investment manager) and 600 Fifth Avenue, New York, NY 10020 (records of the investment manager relate to its UIT business)

     (3) ING Pilgrim Group, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the administrator)

     (4) ING Pilgrim Securities, Inc., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the principal underwriter)

     (5) Baring Asset Management, Inc., 125 High Street, Boston, MA 02110 (records relating to its functions as investment sub-adviser)

     (6) Baring  International  Investment  Limited,  155  Bishopsgate,  London,
England   EC2M  3XY   (records   relating  to  its   functions   as   investment
co-sub-adviser)

     (7) Baring International Investment (Asia) Limited, 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong (records relating to its functions as investment co-sub-adviser)

     (8) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as investment sub-adviser)

     (9) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as investment sub-adviser)

     (10) Furman Selz Capital Management, LLC, 230 Park Avenue, New York, NY 10169 (records relating to its functions as investment sub-adviser)

     (11) Delta Asset Management, 333 South Grand Avenue, Los Angeles, CA 90071 (records relating to its functions as investment sub-adviser)

     (12) CRA Real Estate Securities L.P., 259 Radnor-Chester Road, Radnor, PA 90071 (records relating to its functions as investment sub-adviser)

     (13) State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian for the U.S. funds)

     (14) Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 (records relating to its functions as custodian for global and international funds)

     (15) DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121-9368 (records relating to its functions as transfer agent)

     (16) State Street Bank Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as fund accounting agent)

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City Scottsdale, and the state of Arizona on the 28th day of February, 2001.

                                       PILGRIM FUNDS TRUST

                                       By: /s/ Kimberly A. Anderson
                                           -------------------------------------
                                           Kimberly A. Anderson
                                           Vice President & Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                     TITLE                            DATE
       ---------                     -----                            ----

/s/ James M. Hennessy        President and Chief               February 28, 2001
-------------------------    Executive Officer
James M. Hennessy

/s/ Michael J. Roland        Treasurer                         February 28, 2001
-------------------------
Michael J. Roland

                             Trustee                           February 28, 2001
-------------------------
Joseph N. Hankin*

                             Trustee                           February 28, 2001
-------------------------
Jack D. Rehm*

                             Trustee                           February 28, 2001
-------------------------
Blaine E. Rieke*

                             Trustee                           February 28, 2001
-------------------------
Richard A. Wedemeyer*


* By: /s/ Kimberly A. Anderson
      ------------------------------
      Kimberly A. Anderson
      Attorney-in-Fact**

**   Powers of Attorney for the Trustees are filed herewith.

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy and Michael J. Roland, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to ING Funds Trust and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 28, 2001


/s/ Joseph N. Hankin                                /s/ Blaine E. Rieke
----------------------------                        ----------------------------
Joseph N. Hankin                                    Blaine E. Rieke


/s/ Jack D. Rehm                                    /s/ Richard A. Wedemeyer
----------------------------                        ----------------------------
Jack D. Rehm                                        Richard A. Wedemeyer

                                  EXHIBIT LIST


EXHIBIT NUMBER                  NAME OF EXHIBIT
--------------                  ---------------
    (a)(2)         Certificate of Amendment

    (h)(6)         Form of Expense Limitation Agreement

    (j)            Consent of Ernst & Young LLP